PARTNERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
PARTNERS' EQUITY
PARTNERS' EQUITY

NOTE 6       PARTNERS’ EQUITY

ATM equity issuance program (ATM program)

During the three months ended March 31, 2017, we issued 1,197,749 common units under our ATM program generating net proceeds of approximately $69 million, plus $2 million from the General Partner to maintain its effective two percent general partner interest. The commissions to our sales agents in the three months ended March 31, 2017 were approximately $704,000. The net proceeds were used for general partnership purposes.

Class B units issued to TransCanada

The Class B Units we issued on April 1, 2015 to finance a portion of the 2015 GTN Acquisition represent a limited partner interest in us and entitle TransCanada to an annual distribution based on 30 percent of GTN’s annual distributions as follows: (i) 100 percent of distributions above $20 million through March 31, 2020; and (ii) 25 percent of distributions above $20 million thereafter.

For the year ending December 31, 2017, the Class B units’ equity account will be increased by the excess of 30 percent of GTN’s distributions over the annual threshold of $20 million until such amount is declared for distribution and paid in the first quarter of 2018. During the three months ended March 31, 2017, the threshold has not been exceeded.

For the year ended December 31, 2016, the Class B distribution was $22 million and was declared and paid in the first quarter of 2017.

Common unit issuance subject to rescission

In connection with a late filing of an employee-related Form 8-K with the SEC in March 2016, the Partnership became ineligible to use the then effective shelf registration statement upon filing of its 2015 Annual Report. As a result, it was determined that the purchasers of the 1.6 million common units that were issued from March 8, 2016 to May 19, 2016 under the Partnership’s ATM program may have a rescission right for an amount equal to the purchase price paid for the units, plus statutory interest and less any distributions paid, upon the return of such units to the Partnership. The Securities Act generally requires that any claim brought for a violation of Section 5 of the Securities Act be brought within one year of violation.

At December 31, 2016, $83 million was recorded as Common units subject to rescission on the consolidated balance sheet.  The Partnership classified all the 1.6 million common units sold under its ATM program from March 8, 2016 up to and including May 19, 2016, which may be subject to rescission rights, outside of equity given the potential redemption feature which is not within the control of the Partnership. These units are treated as outstanding for financial reporting purposes.

At March 31, 2017, $19 million of the Common units subject to rescission on the consolidated balance sheet were reclassified back to equity. The amount reclassified represents the net proceeds received from the 0.4 million units sold from March 8, 2016 up to and including March 31, 2016 as the rescission rights attached to these units expired.

No unitholder claimed or attempted to exercise any rescission rights prior to their expiry dates and the final rights related to the sales of such units expired on May 19, 2017. Therefore all the common units subject to rescission on the consolidated balance sheet were reclassified back to equity on our consolidated balance sheet at June 30, 2017 as filed on our Second Quarterly report on Form 10Q dated August 3, 2017.

NOTE 9 PARTNERS’ EQUITY

At December 31, 2016, the Partnership had 67,454,831common units outstanding, of which 50,370,000 were held by non-affiliates and 17,084,831 common units were held by subsidiaries of TransCanada, including 5,797,106 common units held by our General Partner. Additionally, TransCanada, through our General Partner, owns 100 percent of our IDRs and an effective two percent general partner interest in the Partnership. TransCanada also holds 100 percent of our 1,900,000 outstanding Class B units.

ATM Equity Issuance Program (ATM Program)

In August 2014, the Partnership launched its $200 million ATM program pursuant to which, the Partnership may from time to time, offer and sell, through sales agents, common units, representing limited partner interests.

On August 5, 2016, the Partnership entered into a new $400 million Equity Distribution Agreement (EDA) with five financial institutions (the Managers). Sales of the common units will be issued pursuant to the Partnership’s shelf registration statement on Form S-3 (Registration No. 333-211907), which was declared effective by the SEC on August 4, 2016.

In 2016, the Partnership issued 3.1 million common units under the ATM Program generating net proceeds of approximately $164 million, plus an additional $3 million from  the General Partner’s to maintain its effective two percent interest. The commissions to our sales agents were approximately $2 million.  The net proceeds were used to repay a portion of the borrowings under the Senior Credit Facility for the 2016 PNGTS Acquisition and for general partnership purposes. The 3.1 million common units issued include the 1.6 million common units subject to rescission as discussed below.

In 2015, the Partnership issued 0.7 million common units under the ATM Program generating net proceeds of approximately $43 million, plus an additional $1 million from  the General Partner’s to maintain its effective two percent interest. The commissions to our sales agents were approximately $0.4 million.  The net proceeds were used for general partnership purposes.

In 2014, the Partnership issued 1.3 million common units under the ATM Program generating net proceeds of approximately $71 million, plus an additional $2 million from  the General Partner’s to maintain its effective two percent interest. The commissions to our sales agents were approximately $1 million.  The net proceeds were used to finance the 2014 Bison Acquisition (refer to Note 6).

Common unit issuance subject to rescission

On July 17, 2014, the SEC declared effective a registration statement (the Registration Statement) that we had filed to cover sales of Common Units under our ATM program. On February 26, 2016, at the time of the filing of the 2015 Form 10-K, we believed that the Partnership continued to be eligible to use the effective Registration Statement to sell Common Units under our ATM program.  However, we were advised by the SEC on June 23, 2016 that as a result of the untimely filing of an employee-related Form 8-K on October 28, 2015, which was not filed via EDGAR until 6:02 p.m. Eastern Time (32 minutes after the 5:30 p.m. Eastern Time cutoff), the Partnership was ineligible to use the Registration Statement after the filing of the 2015 Form 10-K.

Because the Partnership was ineligible to continue using the Registration Statement following the filing of the 2015 Form 10-K, it is possible that the sales of an aggregate 1,619,631 Common Units under the Registration Statement (the ATM Common Units), which were sold between March 8, 2016 and May 19, 2016 at per Common Unit prices ranging from $47.00 to $54.95, may be deemed to have been unregistered sales of securities.  If it is determined that persons who purchased the ATM Common Units from the Partnership after February 26, 2016, purchased such Common Units in an offering deemed to be unregistered, then to the extent there may have been a violation of federal securities laws such persons may be entitled to rescission rights, pursuant to which they could be entitled to recover the amount paid for such ATM Common Units, plus interest (based on the statutory rate under applicable state law), less the amount of any distributions.  If such investor has sold any of the ATM Common Units purchased by the investor, then the investor would be entitled to recover the difference between the amount paid for such ATM Common Units and the amount at which such ATM Common Units were sold, assuming the investor’s ATM Common Units were sold at a loss, plus interest and less the amount of any distributions. If all of the investors who purchased the ATM Common Units from the Partnership after February 26, 2016 continue to own all of the ATM Common Units and were to demand rescission of their purchases, and such investors were in fact found to be entitled to such rescission, then we would be obligated to repay approximately $82,334,015, plus interest, less the amount of any distributions.  The Securities Act generally requires that any claim brought for a violation of Section 5 of the Securities Act be brought within one year of the violation.

At December 31, 2016, the Partnership classified all the 1.6 million common units issued under its ATM program after February 26, 2016 up to and including May 19, 2016, which may be subject to rescission rights, outside of equity given the potential redemption feature which is not within the control of the Partnership. These units were treated as outstanding for financial reporting purposes.

The total amount transferred  outside of equity was approximately $83 million which includes interest, less distributions paid, and includes our General Partner’s share to maintain its effective two percent interest.

No unitholder claimed or attempted to exercise any rescission rights prior to the expiry dates of such rights and the final rights related to the sales of such units expired on May 19, 2017. Therefore, all the common units subject to rescission on the consolidated balance sheet were reclassified back to equity on our consolidated balance sheet at June 30, 2017 as filed on our Second Quarterly report on Form 10Q dated August 3, 2017.

Issuance of Class B units

On April 1, 2015, we issued Class B units to TransCanada to finance a portion of the 2015 GTN Acquisition. The Class B units entitle TransCanada to an annual distribution which is an amount based on 30 percent of cash distributions from GTN exceeding certain annual thresholds (refer to Note 6). The Class B units contain no mandatory or optional redemption features and are also non-convertible, non-exchangeable, non-voting and rank equally with common units upon liquidation.

The Class B units’ equity account is increased by the excess of 30 percent of GTN’s distributions over the annual threshold until such amount is declared for distribution and paid every first quarter of the subsequent year.

For the year ended December 31, 2016 and 2015, the Class B units’ equity account was increased by $22 million and $12 million, respectively. These amounts equal 30 percent of GTN’s total distributable cash flow above the $20 million threshold in 2016 and $15 million in 2015 (refer to Notes 12 and 13).